Allowance for doubtful trade accounts receivables	12 Months Ended
Mar. 31, 2013
Receivables [Abstract]
Allowance for doubtful trade accounts receivables
23.	Allowance for doubtful trade accounts receivables

Description	Balance at Beginning of Period	Expense / Reversal	Bad debts written off	Effect of exchange rate changes	Balance at end of period
	US$	US$	US$	US$	US$
Fiscal 2013	3,200,434	(48,580)	(2,106,011)	(169,543)	876,300
Fiscal 2012	4,022,664	37,700	(423,245)	(436,685)	3,200,434
Fiscal 2011	4,128,829	(144,263)	—	38,098	4,022,664